FAIR VALUE	12 Months Ended
Feb. 28, 2026
FAIR VALUE
FAIR VALUE

11.         FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820, Fair Value Measurement, the Group measures financial products, available-for-sale investments, fair value option investments and equity securities with readily determinable fair value at fair value on a recurring basis. Variable-rate financial instruments and equity securities classified within Level 1 are valued using quoted market prices currently available on the Hong Kong Stock Exchange. Variable-rate financial instruments and fair value option investments classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale investments and fair value option investments classified within Level 3 are valued using the income approach, the binomial option model or the backsolve method, where appropriate. The income approach, the binomial option model and the backsolve method require the use of significant unobservable inputs (Level 3 inputs) which involve significant management judgment and estimation. Changes in any unobservable inputs may have a significant impact on fair values. In the valuation of Level 3 financial instruments as of February 28, 2026, the weighted average cost of capital adopted was at 20%, the discount for lack of marketability adopted ranges from 26% to 30% with weighted average at 30%, and the expected volatilities adopted range from 54% to 66% with weighted average at 65%.

11.         FAIR VALUE - continued

(a)	Assets and liabilities measured at fair value on a recurring basis - continued

As of February 28, 2025 and 2026, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
	As of	Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2025	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Short-term investments
Variable-rate financial instruments	$1,401,764	$—	$1,401,764	$—
Long-term investments
Fair value option investments	11,397	—	—	11,397
Available-for-sale investments	139,002	—	—	139,002

Total	$1,552,163	$—	$1,401,764	$150,399

	Fair Value Measurement at Reporting Date Using
	As of	Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2026	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Short-term investments
Variable-rate financial instruments	$1,428,305	$565,535	$862,770	$—
Long-term investments
Equity securities with readily determinable fair values	272,012	272,012	—	—
Fair value option investments	71,914	—	60,232	11,682
Available-for-sale investments	82,386	—	—	82,386

Total	$1,854,617	$837,547	$923,002	$94,068

The roll forward of Level 3 investments is as following:

Balance as of February 29, 2024	$151,263
Purchases	11,897
Changes in fair value	(3,410)
Impairment loss	(8,692)
Foreign exchange difference	(659)

Balance as of February 28, 2025	$150,399
Transfer out due to reclassification	(21,466)
Changes in fair value	(5,109)
Impairment loss	(32,896)
Foreign exchange difference	3,140
Balance as of February 28, 2026	$94,068

11.         FAIR VALUE - continued

(b)	Assets and liabilities measured at fair value on a non-recurring basis

The Group measures its property and equipment at fair value on a non-recurring basis annually or whenever events or changes in circumstances indicate that the carrying amount exceeds its fair value. The Group determined the fair value of property and equipment that were subject to impairment using the income approach or residual method with significant unobservable inputs (Level 3 inputs). The Company recorded impairment loss for certain construction of office building for the year ended February 28, 2026. The fair value was appraised by an independent third-party via residual method with key inputs of 2.3% peer developer average sales profit margin.

The Group measures long-term investments (excluding the equity securities with readily determinable fair values, available-for-sale investments and fair value option investments) at fair value on a non-recurring basis only if an impairment or observable price adjustment is recognized in the current period. Please see Note 9.

For equity securities without readily determinable fair values, the fair value of the investment is categorized as level 2 in the fair value hierarchy when directly or indirectly observable inputs (Level 2 inputs) in the market place are identified. Whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable, the fair value of the aforementioned long-term investments was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.

Goodwill and acquired intangible assets are measured at fair value on a non-recurring basis when an impairment is recognized. The Group measures goodwill at fair value annually or whenever events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value. The fair value of goodwill is determined using discounted cash flows, and an impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group measures acquired intangible assets using the income approach—discounted cash flow method, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.